Investments - Additional Information (Detail) - Vehicle	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Blackwater Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Percentage of fund owned		67.80%
Percentage of Partnership Net Assets		15.50%
SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Percentage of fund owned	54.40%
Percentage of Partnership Net Assets	30.45%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	102.85%	103.71%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	36.33%	9.81%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	50.66%	14.82%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets	15.86%	79.08%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge [Member]
Schedule of Investments [Line Items]
Leverage applied to assets	200.00%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Percentage of fund owned	22.67%	31.51%
Percentage of Partnership Net Assets	102.00%	89.30%
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Commodity Program leverage permitted	150.00%